Corporate Information - Summary of Shareholders Percentage (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Shareholders %	100.00%	100.00%	100.00%
Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	27.53%	28.80%	28.71%
Asia Equity Partners Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	21.06%	22.36%	22.33%
Baring Fintech Nexus Limited | Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	6.47%	6.44%	6.38%